Offerings - Offering: 1	Oct. 07, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value$0.001 per share
Amount Registered | shares	59,153,963
Proposed Maximum Offering Price per Unit | $ / shares	32.00
Maximum Aggregate Offering Price	$ 1,892,926,816
Fee Rate	0.01381%
Amount of Registration Fee	$ 261,413.19
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued pursuant to anti-dilution adjustments resulting from share splits, share dividends, distributions or similar transactions.
(2)    Represents 59,153,963 shares of Class A Common Stock, par value $0.001 per share (the “Common Stock”), issuable upon the exercise of warrants distributed by the Registrant for no consideration on October 7, 2025.
(3)    The price per share is based upon the exercise price per share of Common Stock.